Global X Management Company LLC

July 16, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Office of Filings, Information & Consumer Services

RE:    Global X Funds ("Trust")
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information as supplemented on July 7, 2015 for the Statutory Prospectus and Summary Prospectus, dated March 1, 2015, for the Global X FTSE Greece 20 ETF (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated July 7, 2015 (Accession No. 0001628280-15-005251) in XBRL for the Fund.

If you have any questions regarding this filing, please contact me at (704) 806-2387.

Sincerely,

/s/ Daphne Tippens Chisolm

Daphne Tippens Chisolm
Senior Vice President and General Counsel

623 5th Ave, 15th Floor | New York, NY 10022 | Direct: +1-888-GX-FUND-1 (+1-888-493-8631) www.globalxfunds.com